Floor plan financing (Details)	12 Months Ended
	Aug. 31, 2025 USD ($) Lender	Aug. 31, 2023	May 14, 2021
Credit facility
Borrowings interest rate			10.00%
Proceeds received from floor plan lenders	$ 1,069,341
Payments reimbursed to floor plan lenders	(10,531,983)
Closing balance	32,511,664
Nautical Ventures
Credit facility
Percentage of issued and outstanding equity acquire		100.00%
Wells Fargo Commercial Finance
Credit facility
Notional amount	$ 1,907,751
Nautical Ventures | Majority shareholder
Credit facility
Percentage of ownership interests purchased		86.00%
Floor plan financing
Credit facility
Number of lenders | Lender	5
Proceeds received from floor plan lenders	$ 1,069,341
Payments reimbursed to floor plan lenders	(10,531,983)
Business acquisition	41,974,306
Closing balance	$ 32,511,664
Floor plan financing | Weighted average
Credit facility
Borrowings interest rate	9.70%